DISCONTINUED OPERATIONS - Assets and Liabilities Held for Distribution (Details) - USD ($) $ in Millions	Apr. 30, 2014	Apr. 23, 2014
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 25.1	$ 43.4